Stock Options and Warrants - Summary of Changes in Restricted Stock Award Activity (Detail) - Under 2006 Plan and 2010 Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	145,000	145,000	335,000
Number of Shares, Granted	399,838	1,096,333	961,000
Number of Shares, Vested	(299,838)	(1,096,333)	(1,029,750)
Number of Shares, Forfeited			(121,250)
Number of Shares, Unvested, Ending balance	245,000	145,000	145,000
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 0.16	$ 0.23	$ 0.32
Weighted Average Grant Date Fair Value, Granted	0.06	0.17	0.24
Weighted Average Grant Date Fair Value, Vested	0.06	0.18	0.27
Weighted Average Grant Date Fair Value, Forfeited			0.25
Weighted Average Grant Date Fair Value, Unvested, Ending balance	$ 0.12	$ 0.16	$ 0.23